Investment Under Equity Method (Tables)	12 Months Ended
Jun. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]
Details of the Company's equity method investees at June 30, 2013 are as follows:

Name of investee	Proportion of ownership interest	June 30, 2011	June 30, 2012	June 30, 2013	June 30, 2013
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Wuwei Ganxin Seeds Co., Ltd.	49.0%	53,679	53,679	—	—
Beijing Zhongnong Seed Industry Co., Ltd.	26.8%	6,720	8,280	—	—
Others, owned by PGW		901	1,345	28,824	4,696
		61,300	63,304	28,824	4,696